Taxes (Tables)	9 Months Ended
Sep. 30, 2023
Taxes
Schedule of income tax expense

	Nine-month period ended
	September 30,
	2023	2022

	(Unaudited)
Current income tax expense	10,378,745	13,586,947
Deferred income tax expense	1,025,705	2,613,356
Adjustments to prior years’ current and deferred tax	72,422	13,762
Income tax expense	11,476,872	16,214,065